Vessels and other fixed assets, net: (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2019	$3,410,923	$(445,396)	$2,965,527
- Acquisitions, improvements and other vessel costs	44,388	—	44,388
- Depreciation for the period	—	(69,958)	(69,958)
Balance, June 30, 2020	$3,455,311	$(515,354)	$2,939,957